UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
THE  USAA INCOME STOCK FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME
                                           STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

    A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

SHAREHOLDER VOTING RESULTS                                                    13

FINANCIAL INFORMATION

   Distributions to Shareholders                                              14

   Report of Independent Registered Public Accounting Firm                    15

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          35

   Financial Statements                                                       37

   Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                               54

ADVISORY AGREEMENTS                                                           56

DIRECTORS' AND OFFICERS' INFORMATION                                          64

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                    AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]        CENTER STAGE. AND IT IS LIKELY TO STAY
                                   THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL
                                    INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                           "

                                                                     August 2006
--------------------------------------------------------------------------------

         As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

         Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

         Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

         Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

         Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

         In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

         Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT SOUCY]

ROBERT SOUCY
  Grantham, Mayo, Van Otterloo & Co. LLC

[PHOTO OF SAM WILDERMAN]

SAM WILDERMAN, CFA
  Grantham, Mayo, Van Otterloo & Co. LLC

[PHOTO OF DAVID SCHMIDT]

DAVID SCHMIDT, CFA
  OFI Institutional Asset Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the 12 months ended July 31, 2006, the USAA Income Stock Fund had a total return of 7.38%. This compares to a return of 7.91% for the Lipper Equity Income Funds Index and 11.59% for the Russell 1000 Value Index.

         Your Fund has two subadvisers,  Grantham,  Mayo, Van Otterloo & Co. LLC
         (GMO) and OFI Institutional Asset Management, Inc. (OFII), each of which manages a roughly equal portion of the assets. The Fund's Board of Directors believes that the large size of the Fund lends itself to a multimanager approach for diversification purposes.

HOW DID THE PORTION OF THE FUND MANAGED BY OFII PERFORM?

         The OFII portion slightly underperformed the Russell 1000 Value Index. It's important for shareholders to understand that OFII is running an enhanced index strategy using quantitative analysis. Therefore, instead of making big bets by industry sector or investment theme, we make many small decisions about individual stocks in the Russell 1000 Value Index and look to capitalize on the cumulative results.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The reporting year presented a challenging environment, largely because we at OFII believe the market anticipated that the consumer would cut back spending substantially in the face of rising interest rates, rising oil prices, a slowdown in the housing market, and other factors. The fact of the matter is that the consumer continued spending and corporate profits remained at record levels, but a disconnect occurred in terms of the market's reaction, or overreaction, to the fears.

         When the market focuses away from individual company fundamentals and toward macroeconomic factors, it can lead to disparities between the market value of a stock and its underlying value. While such an environment does not favor OFII's fundamentally oriented process, many market cycles have taught us to maintain discipline and not get caught up in short-term market moves.

WHAT INDIVIDUAL STOCKS OR SECTORS HURT PERFORMANCE OF THE OFII PORTION OF THE FUND?

         A great example of the disconnect we mentioned was in the homebuilding industry, where the market priced in a dramatic slowdown in housing and punished holdings such as D.R. Horton, Inc., which we sold close to period end, far in excess of levels the fundamentals seemed to warrant. We were also hurt by not holding Archer-Daniels-Midland Co., which in our view was rewarded excessively as investors poured money into the stocks of companies that may benefit from an expected higher demand for ethanol, until toward the end of the period. We were also hurt a bit by being slightly underweight in the energy sector.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-34.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT INDIVIDUAL STOCKS OR SECTORS HELPED PERFORMANCE OF THE OFII PORTION OF THE FUND?

         Our two biggest contributors to performance on a relative basis were steel companies Nucor Corp. and United States Steel Corp. in the materials sector. They benefited from strong global and domestic demand. Another stock that helped was Office Depot, Inc. in the consumer discretionary sector, which we held in the portfolio for much of the period, because the company turned in solid earnings growth and continued to execute its expansion strategy effectively. We also had good stock selection in the utilities sector.

HOW DID THE PORTION OF THE FUND MANAGED BY GMO PERFORM?

         For the year as a whole, the GMO portion substantially underperformed the Russell 1000 Value Index. The primary culprit was our exposure to higher-quality stocks during the first three quarters of the reporting year as investors sought out higher-risk stocks. The market environment changed radically in early May as a variety of factors conspired to remind investors that risk is ever-present in the financial markets. From May 10 until the end of the period on July 31, our preference for high-quality stocks helped turn performance around.

WHAT STOCKS PROVED MOST BENEFICIAL TO PERFORMANCE WITHIN THE GMO PORTION?

         Our heavy overweight in Merck & Co., Inc. was the single biggest contributor to performance as investors finally rewarded the stock's stable earnings flow and outstanding product portfolio. Also, AT&T, Inc. and BellSouth Corp. participated in the big move in the telecommunications sector.

         UNITED STATES STEEL CORP. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2006.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The biggest detractors in the GMO portion of the portfolio were Dell, Inc. and Home Depot, Inc. Dell was hurt by the challenging business environment for computer hardware manufacturers, while Home Depot sold off due to fears about housing and the consumer. We view the sell-offs in these stocks as overreactions and continue to hold them, although we have cut our positions to the extent we believe investor concerns are valid.

HOW HAS GMO'S PREFERENCE FOR HIGH-QUALITY STOCKS AFFECTED PERFORMANCE RECENTLY?

         We've been in an extended period of outperformance by lower-quality stocks. It's never pleasant to underperform, but you have to stick to your discipline. The GMO models indicate that high-quality stocks are the only undervalued area of the U.S. stock market. As a private firm, GMO has the luxury of keeping our focus on the long term instead of chasing short-term performance.

         Over time, our discipline has proven very valuable to our investors, but to capture the benefits we can't lose our focus in a challenging environment. That integrity is the real value we provide in the end.

         From everyone at OFII and GMO, we thank you, the Fund's investors, for your confidence and trust.

8

 F U N D
===============-----------------------------------------------------------------
                RECOGNITION

USAA INCOME STOCK FUND

             [LOGO OF LIPPER LEADER]         [LOGO OF LIPPER LEADER]
                 PRESERVATION                       EXPENCE

The Fund is listed as a Lipper Leader for Preservation among 8,165 equity funds and for Expense among 162 funds within the Lipper Equity Income Funds category for the overall period ending July 31, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF JULY 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION
AMONG 8,165, 6,420, AND 2,311 EQUITY FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 162, 121, AND 80 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND (Ticker Symbol: USISX)

OBJECTIVE
--------------------------------------------------------------------------------

         Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                      7/31/06                     7/31/05
--------------------------------------------------------------------------------
Net Assets                        $2,159.0 Million            $2,088.5 Million
Net Asset Value Per Share              $16.11                      $17.36

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/06
--------------------------------------------------------------------------------

1 YEAR                               5 YEARS                           10 YEARS
7.38%                                 4.30%                             8.25%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000        LIPPER EQUITY INCOME        USAA INCOME
                     VALUE INDEX            FUNDS INDEX              STOCK FUND
                    ------------        --------------------        -----------
07/31/1996            $10000.00              $10000.00               $10000.00
08/31/1996             10285.99               10226.02                10195.58
09/30/1996             10694.86               10601.85                10444.50
10/31/1996             11108.38               10852.52                10818.69
11/30/1996             11913.89               11472.56                11352.56
12/31/1996             11761.88               11398.58                11458.59
01/31/1997             12332.06               11815.76                11769.56
02/28/1997             12513.25               11978.44                11952.08
03/31/1997             12063.33               11590.73                11497.27
04/30/1997             12570.15               11935.56                11476.76
05/31/1997             13272.34               12623.08                12112.46
06/30/1997             13841.72               13100.13                12488.65
07/31/1997             14883.09               13889.35                13145.58
08/31/1997             14352.84               13444.94                13000.37
09/30/1997             15220.33               14127.02                13730.89
10/31/1997             14795.04               13712.48                13499.14
11/30/1997             15449.20               14167.08                14129.20
12/31/1997             15900.18               14493.95                14551.37
01/31/1998             15675.18               14487.55                14313.19
02/28/1998             16730.46               15270.03                14856.54
03/31/1998             17753.76               15961.40                15571.86
04/30/1998             17872.49               15952.90                15301.57
05/31/1998             17607.50               15756.38                15301.57
06/30/1998             17833.14               15884.50                15452.36
07/31/1998             17518.42               15475.43                14891.56
08/31/1998             14911.38               13608.91                13406.19
09/30/1998             15767.24               14308.61                14207.57
10/31/1998             16988.58               15154.85                14526.48
11/30/1998             17780.06               15796.33                15244.03
12/31/1998             18385.22               16201.01                15729.66
01/31/1999             18532.04               16180.12                15842.19
02/28/1999             18270.46               15880.38                15295.63
03/31/1999             18648.56               16215.50                15696.79
04/30/1999             20390.34               17367.15                16852.63
05/31/1999             20166.21               17124.12                16796.05
06/30/1999             20751.71               17663.94                17437.68
07/31/1999             20144.17               17217.88                16835.54
08/31/1999             19396.53               16816.02                16493.79
09/30/1999             18718.71               16220.85                16071.95
10/31/1999             19796.10               16767.10                16607.96
11/30/1999             19641.28               16673.13                16199.57
12/31/1999             19736.12               16879.43                16116.61
01/31/2000             19092.26               16239.34                15655.62
02/29/2000             17673.79               15325.10                14435.35
03/31/2000             19830.22               16743.01                16262.31
04/30/2000             19599.46               16616.03                16207.64
05/31/2000             19806.09               16867.24                16736.05
06/30/2000             18900.89               16504.26                16205.86
07/31/2000             19137.60               16599.88                16187.50
08/31/2000             20202.45               17573.45                17050.59
09/30/2000             20387.44               17534.42                16937.39
10/31/2000             20888.23               17903.17                17318.22
11/30/2000             20112.89               17273.87                16946.91
12/31/2000             21120.54               18139.20                17860.90
01/31/2001             21201.78               18289.17                17851.32
02/28/2001             20612.20               17679.08                17419.89
03/31/2001             19883.84               17032.34                17153.14
04/30/2001             20858.97               17917.05                17982.82
05/31/2001             21327.54               18228.14                18339.77
06/30/2001             20854.52               17775.54                17645.63
07/31/2001             20810.19               17756.22                17897.98
08/31/2001             19976.62               17170.12                17373.86
09/30/2001             18570.65               15987.29                16183.47
10/31/2001             18410.82               16069.33                15988.02
11/30/2001             19481.15               16898.68                16672.10
12/31/2001             19939.99               17195.62                17114.80
01/31/2002             19786.35               17026.90                16952.10
02/28/2002             19818.12               17051.95                17013.11
03/31/2002             20755.72               17698.16                17745.93
04/30/2002             20043.89               17095.05                17142.82
05/31/2002             20144.37               17109.74                17275.71
06/30/2002             18987.74               16036.20                16210.53
07/31/2002             17222.66               14748.36                14680.85
08/31/2002             17352.70               14857.38                14608.98
09/30/2002             15423.28               13311.04                12947.98
10/31/2002             16565.93               14117.61                13515.42
11/30/2002             17609.54               14927.52                14330.47
12/31/2002             16844.67               14369.78                13862.81
01/31/2003             16436.88               13969.87                13448.16
02/28/2003             15998.68               13624.70                13134.37
03/31/2003             16025.24               13644.24                13082.34
04/30/2003             17435.85               14689.31                13949.99
05/31/2003             18561.34               15571.33                14783.84
06/30/2003             18793.43               15734.11                14925.25
07/31/2003             19073.26               15909.66                14868.67
08/31/2003             19370.47               16146.06                15128.93
09/30/2003             19181.49               16037.66                15129.13
10/31/2003             20355.36               16836.60                16106.67
11/30/2003             20631.51               17046.56                16424.94
12/31/2003             21903.21               18080.85                17434.51
01/31/2004             22288.38               18361.80                17856.96
02/29/2004             22766.07               18709.43                18142.40
03/31/2004             22566.79               18497.45                17979.67
04/30/2004             22015.26               18187.13                17498.38
05/31/2004             22239.78               18303.53                17521.30
06/30/2004             22765.26               18722.12                17954.84
07/31/2004             22444.61               18325.32                17609.78
08/31/2004             22763.79               18511.86                17839.82
09/30/2004             23116.65               18778.23                18040.01
10/31/2004             23500.93               18984.56                18028.46
11/30/2004             24689.10               19833.90                18987.66
12/31/2004             25515.86               20435.13                19530.46
01/31/2005             25062.93               20065.85                19084.99
02/28/2005             25893.56               20658.10                19741.47
03/31/2005             25538.25               20339.22                19297.97
04/30/2005             25080.87               19966.26                18814.34
05/31/2005             25684.63               20436.82                19545.68
06/30/2005             25965.84               20611.15                19918.22
07/31/2005             26717.09               21273.57                20569.91
08/31/2005             26600.90               21150.86                20309.23
09/30/2005             26974.38               21317.29                20461.72
10/31/2005             26289.29               20898.71                19985.59
11/30/2005             27153.50               21519.41                20556.94
12/31/2005             27315.70               21621.30                20661.04
01/31/2006             28376.59               22297.93                21463.02
02/28/2006             28549.79               22398.64                21558.17
03/31/2006             28936.58               22676.05                21754.49
04/30/2006             29671.92               23177.10                22163.92
05/31/2006             28922.40               22582.77                21467.89
06/30/2006             29107.41               22662.49                21594.04
07/31/2006             29814.82               22957.07                22087.61

                                   [END CHART]

                   DATA FROM 7/31/96 THROUGH 7/31/06.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Stock Fund to the following benchmarks:

         o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         o The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------
          TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
-------------------------------------------

Exxon Mobil Corp.                      4.5%

Citigroup, Inc.                        4.2%

Pfizer, Inc.                           3.9%

Bank of America Corp.                  3.3%

AT&T, Inc.                             2.9%

Verizon Communications, Inc.           2.8%

American International Group, Inc.     2.5%

J.P. Morgan Chase & Co. 2.2%

Chevron Corp.                          2.1%

Merck & Co., Inc.                      1.7%
-------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

        SECTOR ASSET ALLOCATION
               7/31/2006

  [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                           35.9%
Energy                               11.4%
Health Care                          10.6%
Telecommunication Services            8.3%
Consumer Staples                      8.0%
Consumer Discretionary                7.6%
Industrials                           7.0%
Utilities                             3.9%
Information Technology                3.8%
Materials                             2.3%
Short-Term Investments*               4.4%

              [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Income Stock Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Directors.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   DIRECTORS                            FOR                       VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                   3,210,416,576                   101,025,630
Barbara B. Dreeben                  3,205,552,151                   105,890,055
Robert L. Mason, Ph.D.              3,210,691,692                   100,750,514
Michael F. Reimherr                 3,212,057,600                    99,384,606
Christopher W. Claus                3,209,754,156                   101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR                  AGAINST               ABSTAIN           BROKER NON-VOTE*
--------------------------------------------------------------------------------
96,389,028             1,882,984             1,480,673              2,439,833

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         For the year ended July 31, 2006, the Fund distributed long-term realized capital gains of $1.835647 per share.

         81.40% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the tax year ended July 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Income Stock Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              EQUITY SECURITIES (98.8%)

              COMMON STOCKS (98.8%)

              CONSUMER DISCRETIONARY (7.6%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    63,600    Jones Apparel Group, Inc.                               $    1,883
    70,600    Liz Claiborne, Inc.                                          2,496
     7,400    Polo Ralph Lauren Corp.                                        422
    40,600    VF Corp.                                                     2,753
                                                                      ----------
                                                                           7,554
                                                                      ----------
              APPAREL RETAIL (0.5%)
    12,400    AnnTaylor Stores Corp.*                                        509
   477,900    Gap, Inc.                                                    8,292
     4,100    Ross Stores, Inc.                                              102
   112,200    TJX Companies, Inc.                                          2,734
                                                                      ----------
                                                                          11,637
                                                                      ----------
              AUTO PARTS & EQUIPMENT (0.2%)
    33,400    Autoliv, Inc.                                                1,876
    24,500    Johnson Controls, Inc.                                       1,881
     6,200    Lear Corp.(a)                                                  140
    14,600    TRW Automotive Holdings Corp.*                                 378
                                                                      ----------
                                                                           4,275
                                                                      ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   242,800    Ford Motor Co.                                               1,619
    58,600    General Motors Corp.(a)                                      1,889
                                                                      ----------
                                                                           3,508
                                                                      ----------
              AUTOMOTIVE RETAIL (0.2%)
   149,697    AutoNation, Inc.*                                            2,949
     4,600    AutoZone, Inc.*                                                404
    15,500    O'Reilly Automotive, Inc.*                                     440
    15,200    United Auto Group, Inc.                                        325
                                                                      ----------
                                                                           4,118
                                                                      ----------
              BROADCASTING & CABLE TV (0.2%)
   154,800    CBS Corp. "B"                                                4,246
     7,300    Clear Channel Communications, Inc.                             212
    17,400    Univision Communications, Inc. "A"*                            581
                                                                      ----------
                                                                           5,039
                                                                      ----------
              CASINOS & GAMING (0.1%)
    18,800    Harrah's Entertainment, Inc.                                 1,130
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     8,400    Best Buy Co., Inc.                                      $      381
   136,400    Circuit City Stores, Inc.                                    3,342
                                                                      ----------
                                                                           3,723
                                                                      ----------
              DEPARTMENT STORES (0.1%)
     7,900    Dillard's, Inc. "A"                                            237
    21,100    Federated Department Stores, Inc.                              741
    12,100    J.C. Penney Co., Inc.                                          762
     8,100    Saks, Inc.                                                     131
                                                                      ----------
                                                                           1,871
                                                                      ----------
              DISTRIBUTORS (0.2%)
    85,100    Genuine Parts Co.                                            3,543
                                                                      ----------

              GENERAL MERCHANDISE STORES (0.2%)
   161,000    Dollar General Corp.                                         2,161
    61,500    Dollar Tree Stores, Inc.*                                    1,636
    20,800    Family Dollar Stores, Inc.                                     473
     1,600    Target Corp.                                                    73
                                                                      ----------
                                                                           4,343
                                                                      ----------
              HOME FURNISHINGS (0.3%)
    57,700    Leggett & Platt, Inc.                                        1,317
    73,000    Mohawk Industries, Inc.*(a)                                  5,038
                                                                      ----------
                                                                           6,355
                                                                      ----------
              HOME IMPROVEMENT RETAIL (0.8%)
   337,600    Home Depot, Inc.                                            11,718
   209,200    Lowe's Companies, Inc.                                       5,931
    12,700    Sherwin-Williams Co.                                           642
                                                                      ----------
                                                                          18,291
                                                                      ----------
              HOMEBUILDING (0.5%)
    20,800    Beazer Homes USA, Inc.                                         867
    52,100    Centex Corp.                                                 2,465
    14,166    D.R. Horton, Inc.                                              304
     8,000    Hovnanian Enterprises, Inc. "A"*                               219
    47,400    KB Home                                                      2,016
    47,000    Lennar Corp. "A"                                             2,102
    26,063    M.D.C. Holdings, Inc.                                        1,137
    25,100    Ryland Group, Inc.(a)                                        1,025
    72,000    Toll Brothers, Inc.*                                         1,841
                                                                      ----------
                                                                          11,976
                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.0%)(b)
     5,200    Bed Bath & Beyond, Inc.*                                $      174
                                                                      ----------

              HOUSEHOLD APPLIANCES (0.6%)
    20,500    Black & Decker Corp.                                         1,446
    12,600    Snap-On, Inc.                                                  529
   151,100    Stanley Works                                                6,855
    48,731    Whirlpool Corp.                                              3,762
                                                                      ----------
                                                                          12,592
                                                                      ----------
              HOUSEWARES & SPECIALTIES (0.3%)
   237,500    Newell Rubbermaid, Inc.(a)                                   6,260
                                                                      ----------

              INTERNET RETAIL (0.2%)
   184,800    IAC/InterActiveCorp*                                         4,382
                                                                      ----------

              LEISURE PRODUCTS (0.2%)
    79,900    Brunswick Corp.                                              2,363
    58,400    Mattel, Inc.                                                 1,053
                                                                      ----------
                                                                           3,416
                                                                      ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    31,900    Harley-Davidson, Inc.                                        1,818
                                                                      ----------

              MOVIES & ENTERTAINMENT (0.9%)
   878,200    Time Warner, Inc.                                           14,490
   171,400    Walt Disney Co.(a)                                           5,089
                                                                      ----------
                                                                          19,579
                                                                      ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
   134,900    Eastman Kodak Co.(a)                                         3,001
                                                                      ----------

              PUBLISHING (0.2%)
    58,100    Gannett Co., Inc.                                            3,028
    11,700    Lee Enterprises, Inc.                                          290
    15,000    New York Times Co. "A"(a)                                      333
     3,600    R.H. Donnelley Corp.                                           188
     3,400    Tribune Co.                                                    101
                                                                      ----------
                                                                           3,940
                                                                      ----------
              RESTAURANTS (0.7%)
     3,450    Applebee's International, Inc.                                  61
    28,800    Brinker International, Inc.                                    933
    20,200    CBRL Group, Inc.                                               660


 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
    13,600    Darden Restaurants, Inc.                                $      460
   324,700    McDonald's Corp.                                            11,491
     9,200    OSI Restaurant Partners, Inc.                                  266
    10,500    Wendy's International, Inc.                                    632
                                                                      ----------
                                                                          14,503
                                                                      ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)(b)
    28,000    H&R Block, Inc.                                                637
                                                                      ----------

              SPECIALTY STORES (0.3%)
   112,900    Barnes & Noble, Inc.                                         3,785
    15,400    Borders Group, Inc.                                            293
    13,500    Claire's Stores, Inc.                                          338
    45,000    Office Depot, Inc.*                                          1,622
    10,300    Tiffany & Co.                                                  325
                                                                      ----------
                                                                           6,363
                                                                      ----------
              Total Consumer Discretionary                               164,028
                                                                      ----------

              CONSUMER STAPLES (8.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   133,400    Archer-Daniels-Midland Co.                                   5,870
                                                                      ----------

              BREWERS (0.1%)
    61,500    Anheuser-Busch Companies, Inc.                               2,961
                                                                      ----------

              DRUG RETAIL (0.2%)
    35,200    CVS Corp.                                                    1,152
    57,300    Walgreen Co.                                                 2,680
                                                                      ----------
                                                                           3,832
                                                                      ----------
              FOOD RETAIL (1.1%)
   536,900    Kroger Co.                                                  12,311
   268,800    Safeway, Inc.                                                7,548
   127,742    SUPERVALU, Inc.(a)                                           3,463
                                                                      ----------
                                                                          23,322
                                                                      ----------
              HOUSEHOLD PRODUCTS (1.3%)
    35,900    Colgate-Palmolive Co.                                        2,130
     9,600    Energizer Holdings, Inc.*                                      611
    71,500    Kimberly-Clark Corp.                                         4,365
   384,700    Procter & Gamble Co.                                        21,620
                                                                      ----------
                                                                          28,726
                                                                      ----------


20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (0.5%)
     6,000    BJ's Wholesale Club, Inc.*                             $       171
    42,600    Costco Wholesale Corp.                                       2,248
   185,600    Wal-Mart Stores, Inc.                                        8,259
                                                                      ----------
                                                                          10,678
                                                                      ----------
              PACKAGED FOODS & MEAT (1.7%)
   272,500    ConAgra Foods, Inc.                                          5,859
    18,800    Dean Foods Co.*                                                706
   125,300    Del Monte Foods Co.                                          1,313
    95,100    General Mills, Inc.                                          4,936
   194,100    H.J. Heinz Co.                                               8,146
   105,000    Kraft Foods, Inc. "A"(a)                                     3,402
   677,600    Sara Lee Corp.                                              11,451
    62,400    Tyson Foods, Inc. "A"                                          883
                                                                      ----------
                                                                          36,696
                                                                      ----------
              SOFT DRINKS (0.8%)
   254,900    Coca-Cola Co.                                               11,343
    16,400    Pepsi Bottling Group, Inc.                                     545
   237,900    PepsiAmericas, Inc.                                          5,377
                                                                      ----------
                                                                          17,265
                                                                      ----------
              TOBACCO (2.0%)
   456,800    Altria Group, Inc.                                          36,530
     6,900    Reynolds American, Inc.                                        875
   102,400    UST, Inc.                                                    5,176
                                                                      ----------
                                                                          42,581
                                                                      ----------
              Total Consumer Staples                                     171,931
                                                                      ----------

              ENERGY (11.4%)
              --------------
              INTEGRATED OIL & GAS (8.9%)
   682,101    Chevron Corp.                                               44,869
   513,077    ConocoPhillips                                              35,218
 1,439,900    Exxon Mobil Corp.                                           97,539
    26,400    Hess Corp.                                                   1,396
    48,000    Marathon Oil Corp.                                           4,351
    82,500    Occidental Petroleum Corp.                                   8,889
                                                                      ----------
                                                                         192,262
                                                                      ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    12,800    Cameron International Corp.*                                   645
    46,000    Tidewater, Inc.                                              2,195
                                                                      ----------
                                                                           2,840
                                                                      ----------


 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   129,800    Anadarko Petroleum Corp.                                $    5,937
   201,500    Apache Corp.                                                14,200
   100,400    Chesapeake Energy Corp.(a)                                   3,303
   201,900    Devon Energy Corp.                                          13,051
    10,500    Noble Energy, Inc.                                             531
     2,400    Pogo Producing Co.                                             106
                                                                      ----------
                                                                          37,128
                                                                      ----------
              OIL & GAS REFINING & MARKETING (0.7%)
    71,600    Frontier Oil Corp.                                           2,524
    45,000    Sunoco, Inc.                                                 3,129
    46,400    Tesoro Corp.                                                 3,471
    82,600    Valero Energy Corp.                                          5,570
                                                                      ----------
                                                                          14,694
                                                                      ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)(b)
    19,700    Williams Companies, Inc.                                       478
                                                                      ----------
              Total Energy                                               247,402
                                                                      ----------

              FINANCIALS (35.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    67,500    Allied Capital Corp.(a)                                      1,900
   407,000    Bank of New York Co., Inc.                                  13,680
   145,600    Janus Capital Group, Inc.                                    2,357
   216,000    Mellon Financial Corp.                                       7,560
    14,200    Northern Trust Corp.                                           811
    36,000    State Street Corp.                                           2,162
                                                                      ----------
                                                                          28,470
                                                                      ----------
              CONSUMER FINANCE (0.1%)
     1,900    American Express Co.                                            99
    18,200    AmeriCredit Corp.*                                             447
    14,500    Capital One Financial Corp.                                  1,122
     7,400    CompuCredit Corp.*                                             242
                                                                      ----------
                                                                           1,910
                                                                      ----------
              DIVERSIFIED BANKS (3.9%)
   114,100    Comerica, Inc.                                               6,680
   558,549    U.S. Bancorp                                                17,874
   496,700    Wachovia Corp.                                              26,638
   465,600    Wells Fargo & Co.                                           33,681
                                                                      ----------
                                                                          84,873
                                                                      ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INSURANCE BROKERS (0.3%)
   162,900    Aon Corp.                                               $    5,576
    66,300    Marsh & McLennan Companies, Inc.                             1,792
                                                                      ----------
                                                                           7,368
                                                                      ----------
              INVESTMENT BANKING & BROKERAGE (4.5%)
     6,400    Bear Stearns Companies, Inc.                                   908
   244,300    E*TRADE Financial Corp.*                                     5,694
   124,500    Goldman Sachs Group, Inc.                                   19,017
    76,400    Jefferies Group, Inc.                                        1,985
   236,800    Lehman Brothers Holdings, Inc.                              15,380
   302,100    Merrill Lynch & Co., Inc.                                   21,999
   460,431    Morgan Stanley                                              30,619
    10,700    Raymond James Financial, Inc.                                  311
    17,200    TD Ameritrade Holding Corp.                                    282
                                                                      ----------
                                                                          96,195
                                                                      ----------
              LIFE & HEALTH INSURANCE (2.2%)
    65,300    AFLAC, Inc.                                                  2,882
     5,800    AmerUs Group Co.                                               389
    15,600    Conseco, Inc.*                                                 356
   131,735    Lincoln National Corp.                                       7,467
   188,000    MetLife, Inc.(a)                                             9,776
    43,100    Nationwide Financial Services, Inc. "A"                      1,943
    17,800    Principal Financial Group, Inc.                                961
    88,400    Protective Life Corp.                                        4,094
   146,600    Prudential Financial, Inc.                                  11,529
    14,100    StanCorp Financial Group, Inc.                                 607
    32,400    Torchmark Corp.                                              1,959
   291,800    UnumProvident Corp.                                          4,736
                                                                      ----------
                                                                          46,699
                                                                      ----------
              MULTI-LINE INSURANCE (3.2%)
   136,600    American Financial Group, Inc.                               5,752
   896,200    American International Group, Inc.(a)                       54,372
    17,900    Hartford Financial Services Group, Inc.                      1,519
   118,323    HCC Insurance Holdings, Inc.                                 3,608
   127,600    Loews Corp.                                                  4,729
                                                                      ----------
                                                                          69,980
                                                                      ----------
              MULTI-SECTOR HOLDINGS (0.0%)(b)
    15,000    Leucadia National Corp.                                        413
                                                                      ----------


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (9.7%)
 1,387,683    Bank of America Corp.                                   $   71,507
 1,891,000    Citigroup, Inc.                                             91,354
 1,040,900    J.P. Morgan Chase & Co.                                     47,486
                                                                      ----------
                                                                         210,347
                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (2.5%)
   185,300    Allstate Corp.                                              10,529
    12,700    Ambac Financial Group, Inc.                                  1,055
    47,200    Chubb Corp.                                                  2,380
    16,600    CNA Financial Corp.*                                           563
    60,000    Commerce Group, Inc.                                         1,813
    97,180    Fidelity National Financial, Inc.                            3,727
    57,900    First American Corp.                                         2,143
     8,300    Hanover Insurance Group, Inc.                                  384
   112,500    MBIA, Inc.(a)                                                6,616
     6,800    Mercury General Corp.                                          375
   234,025    Old Republic International Corp.                             4,978
    65,232    Philadelphia Consolidated Holding Corp.*                     2,209
   103,200    Progressive Corp.                                            2,496
     7,200    Safeco Corp.                                                   387
   146,400    St. Paul Travelers Companies, Inc.                           6,705
   223,350    W.R. Berkley Corp.                                           8,041
                                                                      ----------
                                                                          54,401
                                                                      ----------
              REGIONAL BANKS (3.4%)
    72,400    AmSouth Bancorp                                              2,075
     2,700    BancorpSouth, Inc.                                              74
     2,000    Bank of Hawaii Corp.                                            99
   188,700    BB&T Corp.                                                   7,924
    61,400    City National Corp.                                          4,096
     4,700    Commerce Bancshares, Inc.                                      239
    13,900    Compass Bancshares, Inc.                                       819
     5,600    Cullen/Frost Bankers, Inc.                                     329
   192,300    Fifth Third Bancorp                                          7,334
    67,700    First Horizon National Corp.(a)                              2,837
    16,000    Firstmerit Corp.                                               351
    16,800    Huntington Bancshares, Inc.                                    409
   166,100    KeyCorp                                                      6,129
     5,800    Mercantile Bankshares Corp.                                    206
   380,146    National City Corp.(a)                                      13,685
   102,800    PNC Financial Services Group, Inc.                           7,282

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   237,029    Regions Financial Corp.                                 $    8,602
   107,642    Sky Financial Group, Inc.                                    2,641
    69,000    SunTrust Banks, Inc.                                         5,442
    11,500    TCF Financial Corp.                                            310
    20,900    UnionBanCal Corp.                                            1,291
     8,500    Wilmington Trust Corp.                                         370
     4,700    Zions Bancorp                                                  386
                                                                      ----------
                                                                          72,930
                                                                      ----------
              REINSURANCE (0.0%)(b)
     6,600    Reinsurance Group of America, Inc.                             327
                                                                      ----------

              REITs - DIVERSIFIED (0.2%)
    16,300    Crescent Real Estate Equities Co.                              318
    38,500    Vornado Realty Trust                                         4,025
                                                                      ----------
                                                                           4,343
                                                                      ----------
              REITs - INDUSTRIAL (0.0%)(b)
     6,300    AMB Property Corp.                                             330
     6,600    ProLogis                                                       366
                                                                      ----------
                                                                             696
                                                                      ----------
              REITs - MORTGAGE (0.6%)
    33,800    Annaly Mortgage Management, Inc.(a)                            433
    57,200    iStar Financial, Inc.                                        2,274
   119,800    New Century Financial Corp.(a)                               5,231
   154,300    Thornburg Mortgage, Inc.(a)                                  3,950
                                                                      ----------
                                                                          11,888
                                                                      ----------
              REITs - OFFICE (0.4%)
    42,400    Boston Properties, Inc.                                      4,164
    10,000    Duke Realty Corp.                                              372
    72,600    Equity Office Properties Trust                               2,752
     2,300    SL Green Realty Corp.                                          263
                                                                      ----------
                                                                           7,551
                                                                      ----------
              REITs - RESIDENTIAL (0.1%)
     2,000    AvalonBay Communities, Inc.                                    234
     3,800    BRE Properties, Inc. "A"                                       223
     5,200    Camden Property Trust                                          397
    10,300    Equity Residential Properties Trust                            479
     2,500    Essex Property Trust, Inc.                                     293
                                                                      ----------
                                                                           1,626
                                                                      ----------

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
                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              REITs - RETAIL (0.1%)
    15,800    General Growth Properties, Inc.                         $      721
     8,900    Kimco Realty Corp.                                             349
     5,300    Simon Property Group, Inc.                                     454
                                                                      ----------
                                                                           1,524
                                                                      ----------
              REITs - SPECIALIZED (0.3%)
    72,400    Hospitality Properties Trust                                 3,154
   115,300    Host Marriott Corp.                                          2,447
     4,500    Public Storage, Inc.                                           361
     6,500    Rayonier, Inc.                                                 259
                                                                      ----------
                                                                           6,221
                                                                      ----------
              SPECIALIZED FINANCE (0.0%)(b)
    18,700    CIT Group, Inc.                                                859
                                                                      ----------

              THRIFTS & MORTGAGE FINANCE (3.1%)
    45,250    Astoria Financial Corp.                                      1,346
   199,300    Countrywide Financial Corp.                                  7,141
     8,700    Downey Financial Corp.                                         577
   451,100    Fannie Mae(c)                                               21,612
   172,900    Freddie Mac(c)                                              10,004
    20,300    Fremont General Corp.                                          360
    36,600    Golden West Financial Corp.                                  2,696
    10,400    IndyMac Bancorp, Inc.                                          440
    22,500    New York Community Bancorp, Inc.                               368
     5,000    PMI Group, Inc.                                                212
     8,700    Radian Group, Inc.                                             535
   461,912    Washington Mutual, Inc.                                     20,648
     5,700    Webster Financial Corp.                                        269
                                                                      ----------
                                                                          66,208
                                                                      ----------
              Total Financials                                           774,829
                                                                      ----------

              HEALTH CARE (10.6%)
              -------------------
              BIOTECHNOLOGY (0.1%)
    28,100    Biogen Idec, Inc.*                                           1,183
    12,500    Millennium Pharmaceuticals, Inc.*                              123
                                                                      ----------
                                                                           1,306
                                                                      ----------
              HEALTH CARE DISTRIBUTORS (1.5%)
   257,500    AmerisourceBergen Corp.                                     11,073
    75,200    Cardinal Health, Inc.                                        5,038

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
     6,300    Henry Schein, Inc.*                                     $      299
   292,800    McKesson Corp.                                              14,754
                                                                      ----------
                                                                          31,164
                                                                      ----------
              HEALTH CARE EQUIPMENT (0.0%)(b)
    16,400    Medtronic, Inc.                                                828
                                                                      ----------

              HEALTH CARE FACILITIES (0.1%)
    62,300    Community Health Systems, Inc.*                              2,259
    12,100    Health Management Associates, Inc. "A"                         246
    11,500    Service Corp. International                                     86
    17,500    Tenet Healthcare Corp.*                                        104
                                                                      ----------
                                                                           2,695
                                                                      ----------
              HEALTH CARE SERVICES (0.5%)
    99,000    Caremark Rx, Inc.                                            5,227
     7,100    Express Scripts, Inc.*                                         547
    21,000    Lincare Holdings, Inc.*                                        731
    70,500    Medco Health Solutions, Inc.*                                4,183
    15,500    Omnicare, Inc.                                                 702
     7,600    Pediatrix Medical Group, Inc.*                                 322
                                                                      ----------
                                                                          11,712
                                                                      ----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    31,200    Applera Corp. - Applied Biosystems Group                     1,003
    10,100    Thermo Electron Corp.*                                         374
                                                                      ----------
                                                                           1,377
                                                                      ----------
              MANAGED HEALTH CARE (1.2%)
   201,300    Aetna, Inc.                                                  6,339
    39,800    CIGNA Corp.                                                  3,632
   147,200    Health Net, Inc.*                                            6,178
     7,100    Humana, Inc.*                                                  397
   148,800    UnitedHealth Group, Inc.                                     7,117
    39,669    WellPoint, Inc.*                                             2,955
                                                                      ----------
                                                                          26,618
                                                                      ----------
              PHARMACEUTICALS (7.1%)
    10,400    Abbott Laboratories                                            497
   736,900    Bristol-Myers Squibb Co.                                    17,663
    10,400    Forest Laboratories, Inc.*                                     482
    81,600    Johnson & Johnson                                            5,104
   263,800    King Pharmaceuticals, Inc.*                                  4,490

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   928,000    Merck & Co., Inc.                                       $   37,370
 3,273,400    Pfizer, Inc.                                                85,076
    52,400    Wyeth                                                        2,540
                                                                      ----------
                                                                         153,222
                                                                      ----------
              Total Health Care                                          228,922
                                                                      ----------

              INDUSTRIALS (7.0%)
              ------------------
              AEROSPACE & DEFENSE (1.3%)
    14,600    General Dynamics Corp.                                         978
   284,100    Honeywell International, Inc.                               10,995
   166,800    Northrop Grumman Corp.                                      11,041
    10,300    Precision Castparts Corp.                                      614
   112,200    Raytheon Co.                                                 5,057
                                                                      ----------
                                                                          28,685
                                                                      ----------
              AIR FREIGHT & LOGISTICS (0.4%)
    72,800    FedEx Corp.                                                  7,623
                                                                      ----------

              AIRLINES (0.1%)
    67,000    AMR Corp.*(a)                                                1,474
    65,300    Southwest Airlines Co.                                       1,175
                                                                      ----------
                                                                           2,649
                                                                      ----------
              BUILDING PRODUCTS (0.2%)
    11,200    American Standard Companies, Inc.                              432
     5,600    Lennox International, Inc.                                     128
   132,800    Masco Corp.                                                  3,550
                                                                      ----------
                                                                           4,110
                                                                      ----------
              COMMERCIAL PRINTING (0.2%)
    29,600    Deluxe Corp.                                                   503
   101,000    R.R. Donnelley & Sons Co.                                    2,948
                                                                      ----------
                                                                           3,451
                                                                      ----------
              CONSTRUCTION & ENGINEERING (0.0%)(b)
     6,100    Jacobs Engineering Group, Inc.*                                506
     5,200    URS Corp.*                                                     206
                                                                      ----------
                                                                             712
                                                                      ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     2,600    Cummins, Inc.                                                  304
    28,600    Deere & Co.                                                  2,076
    28,400    PACCAR, Inc.                                                 2,293

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
     6,600    Terex Corp.*                                            $      296
    12,000    Trinity Industries, Inc.                                       401
                                                                      ----------
                                                                           5,370
                                                                      ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
   348,900    Cendant Corp.                                                5,237
   113,300    Equifax, Inc.                                                3,657
                                                                      ----------
                                                                           8,894
                                                                      ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    14,700    Emerson Electric Co.                                         1,160
     6,900    Roper Industries, Inc.                                         312
     3,800    Thomas & Betts Corp.*                                          180
                                                                      ----------
                                                                           1,652
                                                                      ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    26,300    Allied Waste Industries, Inc.*                                 267
   134,600    Waste Management, Inc.                                       4,628
                                                                      ----------
                                                                           4,895
                                                                      ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)(b)
    15,500    Manpower, Inc.                                                 922
                                                                      ----------

              INDUSTRIAL CONGLOMERATES (1.6%)
    25,100    Carlisle Companies, Inc.                                     2,005
   969,400    General Electric Co.                                        31,690
     6,200    Teleflex, Inc.                                                 354
    16,500    Textron, Inc.                                                1,483
                                                                      ----------
                                                                          35,532
                                                                      ----------
              INDUSTRIAL MACHINERY (1.1%)
     5,300    Crane Co.                                                      204
   128,800    Dover Corp.                                                  6,072
   116,200    Eaton Corp.                                                  7,448
     6,400    Flowserve Corp.*                                               331
     6,200    Illinois Tool Works, Inc.                                      284
    83,400    ITT Industries, Inc.                                         4,216
     4,000    Lincoln Electric Holdings, Inc.                                229
    50,900    Parker-Hannifin Corp.                                        3,677
    18,600    SPX Corp.                                                    1,016
     3,000    Timken Co.                                                      97
                                                                      ----------
                                                                          23,574
                                                                      ----------
              OFFICE SERVICES & SUPPLIES (0.3%)
   131,800    Pitney Bowes, Inc.                                           5,446
                                                                      ----------

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              RAILROADS (0.8%)
    26,400    Burlington Northern Santa Fe Corp.                      $    1,819
   106,400    CSX Corp.                                                    6,456
   148,500    Norfolk Southern Corp.                                       6,448
    18,900    Union Pacific Corp.                                          1,607
                                                                      ----------
                                                                          16,330
                                                                      ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     5,500    GATX Corp.                                                     216
    13,600    W.W. Grainger, Inc.                                            844
                                                                      ----------
                                                                           1,060
                                                                      ----------
              TRUCKING (0.0%)(b)
    16,800    Ryder System, Inc.                                             847
                                                                      ----------
              Total Industrials                                          151,752
                                                                      ----------
              INFORMATION TECHNOLOGY (3.8%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
    45,000    BEA Systems, Inc.*                                             528
    24,100    Cadence Design Systems, Inc.*                                  390
    42,600    Compuware Corp.*                                               298
     6,000    Fair Isaac Corp.                                               203
     9,500    Reynolds and Reynolds Co. "A"                                  336
   175,900    Synopsys, Inc.*                                              3,149
                                                                      ----------
                                                                           4,904
                                                                      ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
     7,200    Foundry Networks, Inc.*                                         75
     2,300    Harris Corp.                                                   105
   255,600    Motorola, Inc.                                               5,817
    48,400    Tellabs, Inc.*                                                 455
                                                                      ----------
                                                                           6,452
                                                                      ----------
              COMPUTER HARDWARE (1.8%)
   174,600    Dell, Inc.*                                                  3,785
     6,000    Diebold, Inc.                                                  243
   852,000    Hewlett-Packard Co.                                         27,187
    68,800    International Business Machines Corp.                        5,326
    69,500    NCR Corp.*                                                   2,234
                                                                      ----------
                                                                          38,775
                                                                      ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)(b)
     2,100    Lexmark International, Inc. "A"*                               113
                                                                      ----------

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    37,100    Affiliated Computer Services, Inc. "A"*                 $    1,889
    21,700    Ceridian Corp.*                                                521
   114,200    Computer Sciences Corp.*                                     5,983
    29,400    Convergys Corp.*                                               561
   105,800    Electronic Data Systems Corp.                                2,529
    74,800    First Data Corp.                                             3,056
     9,100    Fiserv, Inc.*                                                  397
     8,100    Moneygram International, Inc.                                  248
    55,700    SABRE Holdings Corp. "A"                                     1,153
                                                                      ----------
                                                                          16,337
                                                                      ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(b)
    12,200    Agilent Technologies, Inc.*                                    347
    25,800    AVX Corp.                                                      390
     7,700    Tektronix, Inc.                                                210
     6,700    Vishay Intertechnology, Inc.*                                   94
                                                                      ----------
                                                                           1,041
                                                                      ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)(b)
    19,100    Jabil Circuit, Inc.                                            441
     7,200    Molex, Inc.                                                    229
                                                                      ----------
                                                                             670
                                                                      ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(b)
    42,100    Unisys Corp.*                                                  215
                                                                      ----------

              SEMICONDUCTOR EQUIPMENT (0.0%)(b)
    38,300    Applied Materials, Inc.                                        603
                                                                      ----------

              SEMICONDUCTORS (0.2%)
   167,800    Intel Corp.                                                  3,021
    24,900    Intersil Corp. "A"                                             585
    17,900    Micron Technology, Inc.*                                       279
                                                                      ----------
                                                                           3,885
                                                                      ----------
              SYSTEMS SOFTWARE (0.3%)
    19,100    BMC Software, Inc.*                                            447
    73,300    CA, Inc.                                                     1,536
   123,200    Microsoft Corp.                                              2,961
    57,300    Novell, Inc.*                                                  372
     5,200    Sybase, Inc.*                                                  109
                                                                      ----------
                                                                           5,425
                                                                      ----------

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    16,400    Arrow Electronics, Inc.*                                $      464
    17,100    Avnet, Inc.*                                                   311
       700    CDW Corp.                                                       41
    49,000    Ingram Micro, Inc. "A"*                                        864
    40,900    Tech Data Corp.*                                             1,521
                                                                      ----------
                                                                           3,201
                                                                      ----------
              Total Information Technology                                81,621
                                                                      ----------

              MATERIALS (2.3%)
              ----------------
              ALUMINUM (0.1%)
    60,600    Alcoa, Inc.                                                  1,815
                                                                      ----------

              CONSTRUCTION MATERIALS (0.1%)
     9,600    Martin Marietta Materials, Inc.                                773
     5,500    Vulcan Materials Co.                                           368
                                                                      ----------
                                                                           1,141
                                                                      ----------
              DIVERSIFIED CHEMICALS (0.6%)
   161,600    Dow Chemical Co.                                             5,588
    77,200    Du Pont (E.I.) De Nemours & Co.                              3,062
    34,800    Eastman Chemical Co.                                         1,727
    38,100    PPG Industries, Inc.                                         2,345
                                                                      ----------
                                                                          12,722
                                                                      ----------
              DIVERSIFIED METALS & MINING (0.3%)
    77,300    Phelps Dodge Corp.                                           6,751
                                                                      ----------

              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)(b)
     7,900    Scotts Miracle-Gro Co. "A"                                     310
                                                                      ----------

              FOREST PRODUCTS (0.0%)(b)
    15,000    Weyerhaeuser Co.                                               880
                                                                      ----------

              INDUSTRIAL GASES (0.0%)(b)
       800    Air Products & Chemicals, Inc.                                  51
     5,200    Airgas, Inc.                                                   189
                                                                      ----------
                                                                             240
                                                                      ----------
              METAL & GLASS CONTAINERS (0.0%)(b)
     1,700    Ball Corp.                                                      65
                                                                      ----------

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JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PAPER PACKAGING (0.3%)
    41,400    Bemis Co., Inc.                                         $    1,271
    20,000    Sonoco Products Co.                                            650
    84,100    Temple-Inland, Inc.                                          3,578
                                                                      ----------
                                                                           5,499
                                                                      ----------
              PAPER PRODUCTS (0.4%)
   171,600    International Paper Co.                                      5,891
   110,600    MeadWestVaco Corp.                                           2,889
                                                                      ----------
                                                                           8,780
                                                                      ----------
              SPECIALTY CHEMICALS (0.2%)
   100,300    Rohm & Haas Co.                                              4,626
    11,600    RPM International, Inc.                                        217
    16,200    Valspar Corp.                                                  399
                                                                      ----------
                                                                           5,242
                                                                      ----------
              STEEL (0.3%)
    95,200    Nucor Corp.                                                  5,062
    13,600    Reliance Steel & Aluminum Co.                                  488
     5,200    Worthington Industries, Inc.                                   106
                                                                      ----------
                                                                           5,656
                                                                      ----------
              Total Materials                                             49,101
                                                                      ----------

              TELECOMMUNICATION SERVICES (8.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (7.8%)
 2,087,845    AT&T, Inc.                                                  62,615
   891,200    BellSouth Corp.                                             34,908
   114,400    Centurytel, Inc.                                             4,413
   279,200    Citizens Communications Co.                                  3,582
    58,200    Qwest Communications International, Inc.*                      465
 1,810,388    Verizon Communications, Inc.                                61,227
    69,066    Windstream Corp.                                               865
                                                                      ----------
                                                                         168,075
                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    43,200    Alltel Corp.                                                 2,383
     7,500    American Tower Corp. "A"*                                      253
    10,300    Crown Castle International Corp.*                              363
   269,420    Sprint Nextel Corp.                                          5,335
    75,600    Telephone & Data Systems, Inc.                               3,089
                                                                      ----------
                                                                          11,423
                                                                      ----------
              Total Telecommunication Services                           179,498
                                                                      ----------

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USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              UTILITIES (3.9%)
              ----------------
              ELECTRIC UTILITIES (2.0%)
    19,100    Allegheny Energy, Inc.*                                 $      784
    68,900    American Electric Power Co., Inc.                            2,489
   162,600    Edison International                                         6,728
    60,400    Exelon Corp.                                                 3,497
   222,900    FirstEnergy Corp.                                           12,482
    35,600    FPL Group, Inc.                                              1,536
   176,000    Pepco Holdings, Inc.(a)                                      4,312
    50,400    Pinnacle West Capital Corp.                                  2,168
   194,500    Progress Energy, Inc.                                        8,471
                                                                      ----------
                                                                          42,467
                                                                      ----------
              GAS UTILITIES (0.3%)
    74,400    Energen Corp.                                                3,171
    92,300    National Fuel Gas Co.                                        3,428
     6,400    Questar Corp.                                                  567
                                                                      ----------
                                                                           7,166
                                                                      ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    30,600    Constellation Energy Group, Inc.                             1,772
                                                                      ----------

              MULTI-UTILITIES (1.5%)
   123,900    Alliant Energy Corp.                                         4,483
   371,000    CenterPoint Energy, Inc.(a)                                  5,098
     5,800    Consolidated Edison, Inc.                                      272
    46,900    Dominion Resources, Inc.                                     3,681
    81,200    DTE Energy Co.                                               3,436
    34,900    Duke Energy Corp.                                            1,058
   150,200    Energy East Corp.                                            3,654
   168,300    MDU Resources Group, Inc.                                    4,149
    83,000    NiSource, Inc.                                               1,888
    21,500    PG&E Corp.                                                     896
     3,300    Puget Energy, Inc.                                              73
    54,500    SCANA Corp.                                                  2,180
     5,400    Teco Energy, Inc.                                               86
     7,700    Wisconsin Energy Corp.                                         325
    31,200    Xcel Energy, Inc.                                              625
                                                                      ----------
                                                                          31,904
                                                                      ----------
              WATER UTILITIES (0.0%)(b)
    21,066    Aqua America, Inc.                                             459
                                                                      ----------
              Total Utilities                                             83,768
                                                                      ----------
              Total Common Stocks (cost: $1,946,271)                   2,132,852
                                                                      ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              RIGHTS (0.0%)(b)

              INDUSTRIALS (0.0%)(b)
              ---------------------
              BUILDING PRODUCTS (0.0%)(b)
     1,100    USG Corp.*(d) (cost: $15)                               $        8
                                                                      ----------
              Total Equity Securities (cost: $1,946,286)               2,132,860
                                                                      ----------

              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS (1.2%)
26,763,660    SSgA Prime Money Market Fund, 5.15%(e) (cost: $26,764)      26,764
                                                                      ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.2%)

              MONEY MARKET FUNDS (0.0%)(b)
   285,636    AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 5.22%(e)                                          286
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              CORPORATE OBLIGATIONS (1.6%)
   $ 9,000    Links Finance, LLC, Notes, 5.33%(g), 11/09/2006(f)           9,002
    25,000    Toyota Credit Corp., 5.32%(g), 9/06/2006                    25,000
                                                                      ----------
              Total Corporate Obligations                                 34,002
                                                                      ----------

              REPURCHASE AGREEMENTS (1.6%)(h)
     3,000    Credit Suisse First Boston, LLC, 5.27%, acquired on
                7/31/2006 and due 8/01/2006 at $3,000
                (collateralized by $3,015 of Freddie Mac Notes(c),
                5.40%, due 10/10/2008; market value $3,061)                3,000
    32,000    Deutsche Bank Securities, Inc., 5.27%, acquired on
                7/31/2006 and due 8/01/2006 at $32,000
                (collateralized by $32,645 of Freddie Mac Notes(c),
                4.83%(g), due 11/28/2007; market value $32,640)           32,000
                                                                      ----------

              Total Repurchase Agreements                                 35,000
                                                                      ----------

              Total Short-Term Investments Purchased With Cash
                Collateral From Securities Loaned (cost: $69,285)         69,288
                                                                      ----------

              TOTAL INVESTMENTS (COST: $2,042,335)                    $2,228,912
                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2006.

         (b) Represents less than 0.1% of net assets.

         (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Security was fair valued at July 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (e) Rate represents the money market fund annualized seven-day yield at July 31, 2006.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2006.

         (h) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         * Non-income-producing security for the year ended July 31, 2006. As of July 31, 2006, 94.8% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2006

ASSETS

   Investments in securities, at market value (including securities
      on loan of $65,696) (identified cost of $2,042,335)                       $2,228,912
   Cash                                                                                  2
   Receivables:
      Capital shares sold                                                            1,994
      Dividends and interest                                                         3,772
      Securities sold                                                               29,623
      Other                                                                             19
                                                                                ----------
         Total assets                                                            2,264,322
                                                                                ----------
LIABILITIES

   Payables:
      Upon return of securities loaned                                              69,287
      Securities purchased                                                          33,033
      Capital shares redeemed                                                        1,848
   Accrued management fees                                                             964
   Accrued transfer agent's fees                                                        48
   Other accrued expenses and payables                                                 192
                                                                                ----------
         Total liabilities                                                         105,372
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,158,950
                                                                                ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $1,898,693
   Accumulated undistributed net investment income                                   2,996
   Accumulated net realized gain on investments                                     70,684
   Net unrealized appreciation of investments                                      186,577
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,158,950
                                                                                ==========
   Capital shares outstanding                                                      133,981
                                                                                ==========
   Authorized shares of $.01 par value                                             250,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    16.11
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $5)                     $ 55,039
   Interest                                                               1,004
   Securities lending (net)                                                 302
                                                                       --------
      Total income                                                       56,345
                                                                       --------
EXPENSES

   Management fees                                                       10,563
   Administration and servicing fees                                      3,149
   Transfer agent's fees                                                  2,625
   Custody and accounting fees                                              362
   Postage                                                                  380
   Shareholder reporting fees                                                75
   Directors' fees                                                            7
   Registration fees                                                         82
   Professional fees                                                        103
   Other                                                                     41
                                                                       --------
      Total expenses                                                     17,387
   Expenses paid indirectly                                                (339)
                                                                       --------
      Net expenses                                                       17,048
                                                                       --------
NET INVESTMENT INCOME                                                    39,297
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain                                                    178,860
   Change in net unrealized appreciation/depreciation                   (66,433)
                                                                       --------
      Net realized and unrealized gain                                  112,427
                                                                       --------
Increase in net assets resulting from operations                       $151,724
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,

                                                                       2006          2006
                                                                 ------------------------
FROM OPERATIONS

   Net investment income                                         $   39,297    $   38,727
   Net realized gain on investments                                 178,860       186,990
   Change in unrealized appreciation/depreciation
      of investments                                                (66,433)       75,645
                                                                 ------------------------
      Increase in net assets resulting from operations              151,724       301,362
                                                                 ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (39,993)      (37,937)
   Net realized gains                                              (252,160)      (20,188)
                                                                 ------------------------
      Distributions to shareholders                                (292,153)      (58,125)
                                                                 ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        228,235       216,237
   Reinvested dividends                                             274,662        53,871
   Cost of shares redeemed                                         (292,053)     (232,498)
                                                                 ------------------------
      Increase in net assets from capital share transactions        210,844        37,610
                                                                 ------------------------
   Capital contribution from USAA Transfer Agency Company                 -             8
                                                                 ------------------------
Net increase in net assets                                           70,415       280,855

NET ASSETS

   Beginning of year                                              2,088,535     1,807,680
                                                                 ------------------------
   End of year                                                   $2,158,950    $2,088,535
                                                                 ========================
Accumulated undistributed net investment income:
   End of year                                                   $    2,996    $    3,692
                                                                 ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       14,096        13,268
   Shares issued for dividends reinvested                            17,644         3,285
   Shares redeemed                                                  (18,084)      (14,264)
                                                                 ------------------------
      Increase in shares outstanding                                 13,656         2,289
                                                                 ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA Income Stock Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                  Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                  Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                in foreign  currency.  Since the Fund's  accounting  records are
                maintained  in  U.S.  dollars,   foreign  currency  amounts  are
                translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

                the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $305,000 and $34,000, respectively, resulting in a total reduction in Fund expenses of $339,000.

             G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation  of  financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended July 31, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 6.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2006, and 2005, was as follows:

                                                 2006             2005
                                            ------------------------------
Ordinary income*                            $ 71,492,000       $37,937,000
Long-term realized capital gains             220,661,000        20,188,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                              $ 27,880,000
Undistributed long-term capital gains                        62,961,000
Unrealized appreciation of investments                      169,429,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases  and  proceeds  from sales of  securities,  excluding
         short-term  securities,   for  the  year  ended  July  31,  2006,  were
         $2,242,937,000 and $2,267,640,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2006, for federal income tax purposes, was $2,059,483,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2006, for federal income tax purposes, were $219,120,000 and $49,691,000, respectively, resulting in net unrealized appreciation of $169,429,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the

48

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2006, the Fund received securities-lending income of $302,000, which is net of the 20% income retained by MetWest. As of July 31, 2006, the Fund loaned securities having a fair market value of approximately $65,696,000, which excluded $989,000 of securities on loan that were sold prior to July 31, 2006. The Fund received cash collateral of $69,287,000 for the loans. Of this amount $69,285,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

             approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

             The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

             The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

             The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

50

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

             (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

             For the year ended July 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $10,563,000, which included a performance adjustment of $65,000 that increased the base management fee of 0.50% by less than 0.01%.

         B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC
             (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

             manages. For the year ended July 31, 2006, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $1,884,000 and $841,000, respectively.

          C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,149,000.

             In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2006, the Fund reimbursed the Manager $54,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

          D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,625,000.

          E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

52

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
         "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------------
                                                   2006            2005           2004             2003           2002
                                             -------------------------------------------------------------------------
Net asset value at beginning of period       $    17.36      $    15.31      $    13.14      $    14.30     $    18.44
                                             -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .30             .32             .25             .27            .36
   Net realized and unrealized gain (loss)          .86            2.22            2.16            (.17)         (3.57)
                                             -------------------------------------------------------------------------
Total from investment operations                   1.16            2.54            2.41             .10          (3.21)
                                             -------------------------------------------------------------------------
Less distributions:
   From net investment income                      (.31)           (.32)           (.24)           (.26)          (.37)
   From realized capital gains                    (2.10)           (.17)              -           (1.00)          (.56)
                                             -------------------------------------------------------------------------
Total distributions                               (2.41)           (.49)           (.24)          (1.26)          (.93)
                                             -------------------------------------------------------------------------
Net asset value at end of period             $    16.11      $    17.36      $    15.31      $    13.14     $    14.30
                                             =========================================================================
Total return(%)*                                   7.38           16.81           18.44            1.28         (17.97)
Net assets at end of period (000)            $2,158,950      $2,088,535      $1,807,680      $1,520,701     $1,575,460
Ratio of expenses to average net
   assets(%)**(a)                                   .83             .78             .79             .81            .82
Ratio of net investment income to
   average net assets(%)**                         1.87            1.99            1.66            2.10           2.14
Portfolio turnover(%)                            107.73           72.80           54.35          141.55          93.98

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2006, average  net assets were $2,101,290,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.02%)          (.00%)(+)       (.00%)(+)       (.00%)         (.00%)(+)
    + Represents less than 0.01% of average net assets.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                    BEGINNING           ENDING        DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE   FEBRUARY 1, 2006 -
                                 FEBRUARY 1, 2006    JULY 31, 2006     JULY 31, 2006
                                 ------------------------------------------------------
Actual                              $1,000.00          $1,029.10           $4.13

Hypothetical
  (5% return before expenses)        1,000.00           1,020.73            4.11

*Expenses are equal to the Fund's annualized expense ratio of 0.82%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.91% for the six-month period of February 1, 2006, through July 31, 2006

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2006

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadvisers. At the meeting

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         at  which  the  renewal  of  the  Investment   Advisory  Agreement  and
         Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was equal to the average of its performance universe and its Lipper index for the one-year period ended December 31, 2005, and was below the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2005. The Directors noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2005. The Board took into account management's

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         discussion of the Fund's performance as well as actions taken to address it. The Directors also considered the factors that contributed to the Fund's performance. The Directors also noted management's discussion of the investment strategies of the Fund and the investment category in which the Fund was placed for the third-party report. The Directors concluded that appropriate action is being taken with respect to the Fund's performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the
         Directors noted that the Manager pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered that the Manager pays the subadvisory

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         fees. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed and is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
         (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreements were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2006

         However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to the Subadvisers.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2005, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the short-term performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed and is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of each Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

64

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment
              Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President,  Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

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                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23421-0906                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.